RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Summary of Net Financial Instrument Asset Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ (1,153)	$ (604)
Changes in fair value recognized in OCI	880	502	$ (133)
Amounts reclassified from OCI to income	(1,656)	1,328	(378)
Balance, end of year	(4)	(1,153)	(604)
IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(748)	(666)
Balance, end of year	(855)	(748)	(666)
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	8	(201)
Balance, end of year	(38)	8	(201)
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	128	253
Balance, end of year	284	128	253
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(326)	(94)
Balance, end of year	131	(326)	(94)
Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	1,540	1,235
Balance, end of year	2,505	1,540	1,235
Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(1,755)	(1,131)
Balance, end of year	(2,031)	(1,755)	$ (1,131)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(50)	134
Changes in fair value	4	(9)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(297)	54
Changes in fair value	4	(6)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(3)	220
Changes in fair value	0	(3)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	25	(20)
Changes in fair value	0	0
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	221	(128)
Changes in fair value	0	0
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	4	8
Changes in fair value	0	0
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	0	0
Changes in fair value	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	1,007	557
Amounts reclassified from OCI to income	(56)	(187)
Acquisitions, settlements and other	264	(1,039)
Foreign exchange gain (loss)	(20)	(5)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	68	74
Amounts reclassified from OCI to income	(1)	13
Acquisitions, settlements and other	121	(217)
Foreign exchange gain (loss)	(2)	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	30	89
Amounts reclassified from OCI to income	(94)	(110)
Acquisitions, settlements and other	21	13
Foreign exchange gain (loss)	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	29	33
Amounts reclassified from OCI to income	39	(90)
Acquisitions, settlements and other	66	(47)
Foreign exchange gain (loss)	(3)	(1)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	176	(1)
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	60	(103)
Foreign exchange gain (loss)	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	192	119
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	784	182
Foreign exchange gain (loss)	(15)	(4)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	512	243
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	(788)	(867)
Foreign exchange gain (loss)	$ 0	$ 0